Parent Company Financial Data (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

Condensed Balance Sheets

	December 31,
	2017	2016
	(dollars in thousands)
Assets
Cash and demand deposits	$379	$269
Interest-earning deposits	1,752	2,161
Investments in:
Bank subsidiaries	41,997	41,358
Nonbank subsidiaries	376	494
Other assets	1,440	1,316
Total assets	$45,944	$45,598
Liabilities and shareholders’ equity
Master notes	$1,752	$2,162
Short term debt	—	500
Junior subordinated debentures	9,534	9,534
Other liabilities	768	501
Total liabilities	12,054	12,697
Shareholders’ equity	33,890	32,901
Total liabilities and shareholders’ equity	$45,944	$45,598

Condensed Statements of Income

Condensed Statements of Income

	2017	2016	2015
	(dollars in thousands)
Equity in undistributed earnings (loss) of subsidiaries	$745	$375	$2,760
Dividends received from subsidiaries	1,500	2,500	—
Interest income	6	6	8
Other income	93	77	81
Interest expense	(564)	(585)	(612)
Other operating expense	(436)	(445)	(555)
Income tax benefit	267	283	325
Net income	$1,611	$2,211	$2,007
Consolidated net income	$1,611	$2,211	$2,007
Less: Net income attributable to noncontrolling interest	(592)	(593)	(592)
Net income attributable to Uwharrie Capital Corp	1,019	1,618	1,415
Net Income (loss) available to common shareholders	$1,019	$1,618	$1,415
Net income (loss) per common share
Basic	$0.14	$0.22	$0.19
Diluted	$0.14	$0.22	$0.19
Weighted average shares outstanding
Basic	7,138,635	7,238,908	7,337,586
Diluted	7,139,373	7,239,014	7,337,586

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	2017	2016	2015
	(dollars in thousands)
Cash flows from operating activities
Net income	$1,611	$2,211	$2,007
Adjustments to reconcile net income to net cash used by operating activities:
Equity in undistributed (earnings) loss of subsidiaries	(745)	(375)	(2,760)
(Increase) decrease in other assets	(124)	26	(228)
Increase (decrease) in other liabilities	267	338	14
Net cash provided (used) by operating activities	1,009	2,200	(967)
Cash flows from financing activities
Net decrease in master notes	(410)	(1,234)	(278)
Net (decrease) in short-term debt	(500)	(1,850)	1,350
Net repayments of issuance of junior subordinated debentures	—	—	—
Repurchase of common stock, net	(391)	(322)	(429)
Cash paid for fractional shares	(7)	(6)	(5)
Net cash used by financing activities	(1,308)	(3,412)	638
Net decrease in cash and cash equivalents	(299)	(1,212)	(329)
Cash and cash equivalents at beginning of year	2,430	3,642	3,971
Cash and cash equivalents at end of year	$2,131	$2,430	$3,642